UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009


                          USAA INCOME FUND



[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48484-0609                                  (C)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS


USAA INCOME FUND
April 30, 2009 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (34.4%)

               CONSUMER DISCRETIONARY (2.9%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.3%)
$ 15,000       Daimler Finance N.A., LLC                    8.00%         6/15/2010       $   15,357
  10,000       Toyota Motor Credit Corp.                    4.85          2/27/2015            9,003
                                                                                          ----------
                                                                                              24,360
                                                                                          ----------
               BROADCASTING (1.1%)
  10,000       Comcast Cable Communications, Inc.           6.88          6/15/2009           10,053
  10,000       Time Warner Cable, Inc.                      6.75          7/01/2018           10,136
                                                                                          ----------
                                                                                              20,189
                                                                                          ----------
               SPECIALTY STORES (0.5%)
   5,000       Staples, Inc.                                7.75          4/01/2011            5,238
   5,000       Staples, Inc.                                9.75          1/15/2014            5,492
                                                                                          ----------
                                                                                              10,730
                                                                                          ----------
               Total Consumer Discretionary                                                   55,279
                                                                                          ----------

               CONSUMER STAPLES (3.1%)
               -----------------------
               DRUG RETAIL (0.4%)
   9,453       CVS Corp. (a)                                6.04         12/10/2028           7,024
                                                                                          ----------
               FOOD RETAIL (0.3%)
   5,000       Kroger Co.                                   5.50          2/01/2013           5,139
                                                                                          ----------
               HOUSEHOLD PRODUCTS (0.9%)
  17,000       Clorox Co.(b)                                6.13          2/01/2011           17,759
                                                                                          ----------
               HYPERMARKETS & SUPER CENTERS (0.3%)
   5,000       Costco Wholesale Corp.                       5.30          3/15/2012           5,359
                                                                                          ----------
               PACKAGED FOODS & MEAT (0.8%)
  15,000       Kellogg Co.(b)                               6.60          4/01/2011           15,999
                                                                                          ----------
               SOFT DRINKS (0.4%)
   2,000       PepsiAmericas, Inc.                          4.50          3/15/2013            2,010
   5,000       PepsiCo, Inc.                                7.90         11/01/2018            6,045
                                                                                          ----------
                                                                                               8,055
                                                                                          ----------
               Total Consumer Staples                                                         59,335
                                                                                          ----------

               ENERGY (5.2%)
               -------------
               INTEGRATED OIL & GAS (1.5%)
  21,000       ConocoPhillips                               8.75          5/25/2010           22,533
   5,000       Hess Corp.                                   8.13          2/15/2019            5,487
                                                                                          ----------
                                                                                              28,020
                                                                                          ----------
               OIL & GAS DRILLING (0.4%)
   3,000       Nabors Industries, Inc. (a)                  9.25          1/15/2019            2,836
   5,000       Transocean, Inc.                             5.25          3/15/2013            5,067
                                                                                          ----------
                                                                                               7,903
                                                                                          ----------


----------------------------------------------------------------------------------------------------
1  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               OIL & GAS EQUIPMENT & SERVICES (0.8%)
$  5,000       Baker Hughes, Inc.                           7.50%        11/15/2018       $    5,637
   5,000       Smith International, Inc.                    8.63          3/15/2014            5,130
   5,000       Weatherford International Ltd.               9.63          3/01/2019            5,405
                                                                                          ----------
                                                                                              16,172
                                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   5,000       Noble Energy, Inc.                           8.25          3/01/2019            5,458
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.7%)
   3,000       Plains All American Pipeline, LP             8.75          5/01/2019            3,081
   5,000       Sunoco Logistics Partners Operations, LP     8.75          2/15/2014            5,054
   5,000       Valero Energy Corp.                          9.38          3/15/2019            5,593
                                                                                          ----------
                                                                                              13,728
                                                                                          ----------
               OIL & GAS STORAGE & TRANSPORTATION (1.5%)
   5,000       DCP Midstream, LLC (a)                       9.70         12/01/2013            5,229
   5,000       Enbridge Energy Partners, LP                 5.35         12/15/2014            4,578
   2,000       Enbridge Energy Partners, LP                 8.05         10/01/2037            1,112
  10,000       Enterprise Products Operating, LLC           6.30          9/15/2017            9,266
   5,000       Nustar Logistics, LP                         7.65          4/15/2018            4,424
   3,000       Transcontinental Gas Pipeline Corp.          8.88          7/15/2012            3,139
                                                                                          ----------
                                                                                              27,748
                                                                                          ----------
               Total Energy                                                                   99,029
                                                                                          ----------

               FINANCIALS (9.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   5,000       State Street Capital Trust III               8.25                  -(c)         3,406
                                                                                          ----------
               CONSUMER FINANCE (2.3%)
  10,000       American Honda Finance Corp. (a)             7.63         10/01/2018            9,505
   3,000       ERAC USA Finance Co. (a)                     6.38         10/15/2017            2,228
  25,200       Household Finance Corp.(b)                   6.38         10/15/2011           24,894
   7,000       SLM Corp.                                    1.41 (d)      6/01/2009            6,924
                                                                                          ----------
                                                                                              43,551
                                                                                          ----------
               DIVERSIFIED BANKS (0.7%)
   5,000       Huntington National Bank                     4.38          1/15/2010            4,884
   5,000       Wells Fargo Capital XIII                     7.70                  -(c)         3,202
   5,000       Wells Fargo Capital XV                       9.75                  -(c)         4,254
                                                                                          ----------
                                                                                              12,340
                                                                                          ----------
               LIFE & HEALTH INSURANCE (0.1%)
   5,000       Great-West Life & Annuity Insurance Co.
                (a)                                         7.15          5/16/2046            2,472
                                                                                          ----------
               MULTI-LINE INSURANCE (0.3%)
   5,000       AIG Sunamerica Global Financing (a)          6.30          5/10/2011            3,953
   3,000       Oil Insurance Ltd. (a)                       7.56                  -(c)           983
                                                                                          ----------
                                                                                               4,936
                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   6,000       Bank of America Corp.                        8.00                  -(c)         3,413
  10,000       Bank One Corp.                               7.88          8/01/2010           10,383
   5,000       Countrywide Financial Corp.                  5.80          6/07/2012            4,587
   3,000       JPMorgan Chase & Co.                         7.90                  -(c)         2,288
                                                                                          ----------
                                                                                              20,671
                                                                                          ----------
               PROPERTY & CASUALTY INSURANCE (1.2%)
  15,000       Berkshire Hathaway Finance Corp.             4.85          1/15/2015           15,496
   5,000       MBIA Insurance Co. (a)                      14.00          1/15/2033            1,901
   5,000       Progressive Corp.                            6.70          6/15/2037            2,480
   5,000       Travelers Companies, Inc.                    6.25          3/15/2037            3,082
                                                                                          ----------
                                                                                              22,959
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments  | 2

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               REGIONAL BANKS (0.7%)
$  5,000       Chittenden Corp.                             5.80%         2/14/2017       $    4,976
   8,000       Hudson United Bank                           7.00          5/15/2012            8,378
                                                                                          ----------
                                                                                              13,354
                                                                                          ----------
               REITS - DIVERSIFIED (0.2%)
   5,000       Liberty Property, LP                         6.63         10/01/2017            3,640
                                                                                          ----------
               REITS - INDUSTRIAL (0.2%)
   5,000       AMB Property, LP                             6.30          6/01/2013            3,984
                                                                                          ----------
               REITS - RESIDENTIAL (0.3%)
   4,860       AvalonBay Communities, Inc.                  5.50          1/15/2012            4,530
                                                                                          ----------
               REITS - RETAIL (1.8%)
   9,000       Chelsea Property Group, LP                   6.00          1/15/2013            8,233
   5,000       National Retail Properties, Inc.             6.88         10/15/2017            3,172
  15,000       Pan Pacific Retail Properties, Inc.          7.95          4/15/2011           14,273
   3,000       Regency Centers, LP                          8.45          9/01/2010            2,859
   6,185       Regency Centers, LP                          7.95          1/15/2011            5,803
                                                                                          ----------
                                                                                              34,340
                                                                                          ----------
               REITS - SPECIALIZED (0.2%)
   5,000       Nationwide Health Properties, Inc.           6.25          2/01/2013            4,405
                                                                                          ----------
               SPECIALIZED FINANCE (0.1%)
   1,000       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066              350
   5,000       XL Capital Ltd.                              6.50                  -(c)         1,502
                                                                                          ----------
                                                                                               1,852
                                                                                          ----------
               Total Financials                                                              176,440
                                                                                          ----------

               HEALTH CARE (1.2%)
               Biotechnology (0.5%)
   10,000      Genentech, Inc.                              4.75          7/15/2015           10,070
                                                                                          ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
   2,500       Thermo Fisher Scientific, Inc.               5.00          6/01/2015            2,344
                                                                                          ----------
               MANAGED HEALTH CARE (0.3%)
   5,000       Highmark, Inc. (a)                           6.80          8/15/2013            4,713
                                                                                          ----------
               PHARMACEUTICALS (0.3%)
   5,000       Roche Holdings, Inc. (a)                     6.00          3/01/2019            5,208
                                                                                          ----------
               Total Health Care                                                              22,335
                                                                                          ----------

               INDUSTRIALS (3.3%)
               ------------------
               AIRLINES (0.1%)
   1,454       United Airlines Pass-Through Trust           7.73          7/01/2010            1,403
                                                                                          ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
  10,000       John Deere Capital Corp.                     5.10          1/15/2013           10,008
   5,000       Paccar, Inc.                                 6.88          2/15/2014            5,239
                                                                                          ----------
                                                                                              15,247
                                                                                          ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
  10,000       Waste Management, Inc.                       7.38          8/01/2010           10,221
                                                                                          ----------
               INDUSTRIAL MACHINERY (0.8%)
  10,000       Danaher Corp.                                5.63          1/15/2018           10,262
   1,500       Ingersoll Rand Co.                           9.00          8/15/2021            1,446
   3,000       Ingersoll-Rand GL Holding Co.                9.50          4/15/2014            3,141
                                                                                          ----------
                                                                                              14,849
                                                                                          ----------
               RAILROADS (1.1%)
   2,058       CSX Transportation Inc.                      9.75          6/15/2020            2,328

----------------------------------------------------------------------------------------------------
3  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  2,842       Norfolk Southern Railway Co.                 9.75%         6/15/2020       $    3,260
  10,000       TTX Co. (a)                                  5.40          2/15/2016            8,717
   5,000       Union Pacific Corp.                          7.88          1/15/2019            5,528
                                                                                          ----------
                                                                                              19,833
                                                                                          ----------
               Total Industrials                                                              61,553
                                                                                          ----------

               INFORMATION TECHNOLOGY (0.6%)
               COMMUNICATIONS EQUIPMENT (0.3%)
   5,000       Harris Corp.                                 5.95         12/01/2017            4,576
                                                                                          ----------
               COMPUTER HARDWARE (0.3%)
   5,000       IBM Corp.                                    7.63         10/15/2018            5,939
                                                                                          ----------
               Total Information Technology                                                   10,515
                                                                                          ----------

               MATERIALS (0.8%)
               DIVERSIFIED METALS & MINING (0.1%)
   2,059       Xstrata Canada Corp.                         5.38          6/01/2015            1,557
                                                                                          ----------
               PAPER PRODUCTS (0.4%)
  10,000       International Paper Co.                      7.40          6/15/2014            9,033
                                                                                          ----------
               SPECIALTY CHEMICALS (0.3%)
   5,000       Lubrizol Corp.                               8.88          2/01/2019            5,434
                                                                                          ----------
               Total Materials                                                                16,024
                                                                                          ----------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   4,000       Qwest Communications International, Inc.     7.25          2/15/2011            3,960
                                                                                          ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
               ------------------------------------------
   3,000       AT&T Wireless Services, Inc.                 7.88          3/01/2011            3,255
   5,000       Verizon Wireless Capital, LLC (a)            8.50         11/15/2018            5,998
                                                                                          ----------
                                                                                               9,253
                                                                                          ----------
               Total Telecommunication Services                                               13,213
                                                                                          ----------

               UTILITIES (7.2%)
               ELECTRIC UTILITIES (3.9%)
   5,000       Cleveland Electric Illuminating Co.          8.88         11/15/2018            5,644
   1,701       FPL Energy American Wind (a)                 6.64          6/20/2023            1,462
   5,000       FPL Group Capital, Inc.                      7.30          9/01/2067            3,931
   5,000       Gulf Power Co.                               4.90         10/01/2014            5,103
   5,000       Illinois Power Co.                           9.75         11/15/2018            5,523
   5,000       Nevada Power Co.                             7.13          3/15/2019            5,079
  10,000       Northern States Power Co.                    8.00          8/28/2012           11,209
   5,000       Oglethorpe Power Corp. (a)                   6.10          3/15/2019            5,000
   1,156       Power Contract Financing, LLC (a)            6.26          2/01/2010            1,132
   5,000       PPL Energy Supply, LLC                       6.20          5/15/2016            4,549
   7,621       Tristate General & Transport Association
                (a)                                         6.04          1/31/2018            6,662
   9,000       Union Electric Co.                           6.70          2/01/2019            8,873
  10,000       West Penn Power Co.                          6.63          4/15/2012            9,910
                                                                                          ----------
                                                                                              74,077
                                                                                          ----------
               GAS UTILITIES (1.9%)
   8,000       AGL Capital Corp.                            6.38          7/15/2016            7,259
   4,000       Atmos Energy Corp.                           8.50          3/15/2019            4,246
   3,000       Energy Transfer Partners, LP                 9.00          4/15/2019            3,279
   8,000       Gulfstream Natural Gas Systems, LLC (a)      5.56         11/01/2015            7,083
   5,000       Oneok Partners, LP                           8.63          3/01/2019            5,090
   5,000       Questar Pipeline Co.                         5.83          2/01/2018            4,593
   5,000       Southern Star Central Gas Pipeline, Inc.
                (a)                                         6.00          6/01/2016            4,475
                                                                                          ----------
                                                                                              36,025
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments  | 4

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MULTI-UTILITIES (1.1%)
$  5,000       CenterPoint Energy Houston Electric, LLC     7.00%         3/01/2014       $    5,321
   5,000       NiSource, Inc.                              10.75          3/15/2016            5,357
   5,000       Northwestern Corp. (a)                       6.34          4/01/2019            4,942
   5,000       South Carolina Electric & Gas Co.            5.30          5/15/2033            4,512
                                                                                          ----------
                                                                                              20,132
                                                                                          ----------
               WATER UTILITIES (0.3%)
   5,475       American Water Capital Corp.                 6.09         10/15/2017            4,982
                                                                                          ----------
               Total Utilities                                                               135,216
                                                                                          ----------
               Total Corporate Obligations (cost: $672,318)                                  648,939
                                                                                          ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (11.4%)

               ENERGY (1.4%)
               -------------
               OIL & GAS DRILLING (0.2%)
   3,199       Delek & Avner-Yam Tethys Ltd. (a)            2.27 (d)      8/01/2013            3,197
                                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   5,000       Canadian Natural Resources Ltd.              5.70          5/15/2017            4,783
  10,000       Woodside Finance Ltd. (a)                    8.75          3/01/2019            9,934
                                                                                          ----------
                                                                                              14,717
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.4%)
   5,000       GS Caltex Corp.                              7.25          7/02/2013            4,537
   5,000       GS Caltex Corp. (a)                          5.50         10/15/2015            3,717
                                                                                          ----------
                                                                                               8,254
                                                                                          ----------
               Total Energy                                                                   26,168
                                                                                          ----------

               FINANCIALS (5.3%)
               -----------------
               DIVERSIFIED BANKS (4.3%)
   5,000       ANZ Capital Trust I (a)                      4.48                  -(c)         4,652
   6,000       Banco Santander (a)                          5.38         12/09/2014            5,636
   5,000       Barclays Bank plc (a)                        6.05         12/04/2017            4,011
   5,180       Barclays Bank plc (a)                        7.38                  -(c)         2,333
   5,000       BNP Paribas (a)                              7.20                  -(c)         3,248
   5,000       Canadian Imperial Bank Corp. (a)             7.26          4/10/2032            5,543
  20,000       Landesbank Baden-Wuerttemberg                6.35          4/01/2012           20,870
  10,000       Lloyds TSB Group plc (a)                     6.27                  -(c)         2,853
   5,000       Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(c)         3,073
  10,000       MUFG Capital Finance 1 Ltd.                  6.35                  -(c)         7,898
  15,000       Nordea Bank AB (a)                           5.25         11/30/2012           13,974
   5,000       Standard Chartered Bank (a)                  6.40          9/26/2017            3,798
   5,000       Sumitomo Mitsui Financial Group (a)          6.08                  -(c)         3,497
                                                                                          ----------
                                                                                              81,386
                                                                                          ----------
               INVESTMENT BANKING & BROKERAGE (0.3%)
   5,000       Credit Suisse Group, AG (e)                  5.50          5/01/2014            5,018
                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   5,000       ZFS Finance USA Trust II (a)                 6.45         12/15/2065            2,750
                                                                                          ----------
               PROPERTY & CASUALTY INSURANCE (0.1%)
   5,000       Catlin Insurance Co. Ltd. (a)                7.25                  -(c)         1,844
                                                                                          ----------
               REGIONAL BANKS (0.0%)
   5,000       Glitnir Banki hf(a) (f)                      6.38          9/25/2012              662
   5,000       Kaupthing Bank hf(a) (f)                     7.13          5/19/2016               13
                                                                                          ----------
                                                                                                 675
                                                                                          ----------
               REITS - RETAIL (0.5%)
  10,000       Westfield Capital Corp. (a)                  5.13         11/15/2014            8,660
                                                                                          ----------

----------------------------------------------------------------------------------------------------
5  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               Total Financials                                                              100,333
                                                                                          ----------

               INDUSTRIALS (0.4%)
               ------------------
               BUILDING PRODUCTS (0.4%)
$ 10,000       CRH America, Inc.                            6.00%         9/30/2016       $    7,819
                                                                                          ----------

               MATERIALS (1.9%)
               ----------------
               DIVERSIFIED METALS & MINING (0.5%)
   5,000       Glencore Funding, LLC (a)                    6.00          4/15/2014            3,078
   5,000       Rio Tinto Finance (USA) Ltd.                 9.00          5/01/2019            5,149
                                                                                          ----------
                                                                                               8,227
                                                                                          ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
  10,000       Agrium, Inc.                                 8.25          2/15/2011           10,484
   8,000       Yara International ASA (a)                   5.25         12/15/2014            6,869
                                                                                          ----------
                                                                                              17,353
                                                                                          ----------
               GOLD (0.5%)
  10,000       Barrick NA Finance, LLC                      6.80          9/15/2018           10,057
                                                                                          ----------
               Total Materials                                                                35,637
                                                                                          ----------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   5,416       Deutsche Telekom International Finance       8.50          6/15/2010            5,695
                                                                                          ----------

               U.S. GOVERNMENT (1.8%)
               ----------------------
               FOREIGN GOVERNMENT (1.8%)
  25,000       Region of Lombardy(b)                        5.80         10/25/2032           24,927
  10,000       Republic of Poland                           5.25          1/15/2014           10,055
                                                                                          ----------
                                                                                              34,982
                                                                                          ----------
               Total U.S. Government                                                          34,982
                                                                                          ----------

               UTILITIES (0.3%)
               ----------------
               MULTI-UTILITIES (0.3%)
   5,000       Veolia Environnement                         6.00          6/01/2018            4,799
                                                                                          ----------
               Total Eurodollar and Yankee Obligations (cost: $257,470)                      215,433
                                                                                          ----------

               ASSET-BACKED SECURITIES (3.8%)

               FINANCIALS (3.8%)
               -----------------
               ASSET-BACKED FINANCING (3.8%)
   2,486       AmeriCredit Automobile Receivables Trust     2.27 (d)      1/12/2012            2,474
   5,000       ARG Funding Corp. (a)                        4.84          5/20/2011            4,687
   4,000       Banc of America Securities Auto Trust        5.51          2/19/2013            3,466
   5,000       Bank One Issuance Trust                      1.25 (d)      2/15/2017            2,342
   2,030       Capital One Auto Finance Trust (INS)         4.71          6/15/2012            1,950
   5,000       Capital One Auto Finance Trust               0.48 (d)      5/15/2013            3,761
   5,000       Capital One Multi-Asset Execution Trust      6.00          8/15/2013            3,985
   5,000       Chase Issuance Trust                         5.12         10/15/2014            5,088
   3,000       Citibank Credit Card Issuance Trust          5.70          5/15/2013            2,440
   5,000       Citibank Credit Card Issuance Trust          5.10         11/20/2017            4,708
   2,000       Citibank Credit Card Issuance Trust          5.35          2/07/2020            1,834
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013            4,591
   3,000       Ford Credit Auto Owner Trust                 2.20 (d)      4/15/2013            2,767
   3,000       GE Capital Credit Card Master Note Trust     0.72 (d)      3/15/2013            2,604
   5,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011            3,860
   5,000       Huntington Auto Trust (a)                    5.64          2/15/2013            4,860
   5,000       Rental Car Finance Corp. (a)                 0.58 (d)      7/25/2013            2,550


----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments  | 6

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  4,850       SLM Student Loan Trust                       1.64% (d)    10/25/2038       $    3,313
   5,250       SLM Student Loan Trust                       1.32 (d)      1/25/2041            3,090
   1,476       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014            1,340
   5,000       Volkswagen Auto Loan Enhanced Trust          6.24          7/20/2015            5,134
   2,000       WFS Financial Owner Trust                    4.76          5/17/2013            1,481
                                                                                          ----------
                                                                                              72,325
                                                                                          ----------
               Total Financials                                                               72,325
                                                                                          ----------
               Total Asset-Backed Securities (cost: $73,711)                                  72,325
                                                                                          ----------

               COMMERCIAL MORTGAGE SECURITIES (16.2%)

               FINANCIALS (16.2%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (16.1%)
   9,012       Banc of America Commercial Mortgage,
                     Inc.                                   5.79          5/11/2035            8,960
  10,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.65          9/11/2036            9,117
   5,125       Banc of America Commercial Mortgage,
                     Inc.                                   5.11 (d)     11/10/2042            2,756
   5,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.77          7/10/2043            2,492
  10,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.72 (d)      5/10/2045            8,714
  11,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.18 (d)      9/10/2047            9,073
   5,008       Bear Stearns Commercial Mortgage
                     Securities, Inc. (a)                   6.00          6/16/2030            3,189
  11,545       Bear Stearns Commercial Mortgage
                     Securities, Inc.                       5.46 (d)      3/11/2039           10,371
   7,000       Citigroup Commercial Mortgage Trust          5.23 (d)      7/15/2044            2,950
   5,000       Citigroup Commercial Mortgage Trust (a)      4.83          9/20/2051            2,403
  12,000       Commercial Mortgage Trust                    5.12 (d)      6/10/2044           10,337
   8,000       Credit Suisse First Boston Mortgage
                     Capital                                5.55 (d)      2/15/2039            6,755
   8,746       Credit Suisse First Boston Mortgage
                     Securities Corp.                       6.38         12/18/2035            8,632
  10,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.81          2/15/2038            8,477
   5,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038            2,485
  11,100       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.23         12/15/2040            9,524
   8,226       First Union National Bank Commercial
                     Mortgage Trust                         7.39         12/15/2031            8,087
  10,000       GE Commercial Mortgage Corp.                 5.33 (d)      3/10/2044            8,625
  12,215       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.82          9/12/2037           10,894
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.99          9/12/2037            5,018
   5,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.04         10/15/2042            2,091
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49 (d)      4/15/2043            8,669
   3,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.81          6/12/2043            2,306
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.18 (d)     12/15/2044            8,347
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.88 (d)      4/15/2045            8,799
   2,500       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.03 (d)      3/15/2046              601
   7,000       LB-UBS Commercial Mortgage Trust             4.58          8/15/2029            6,664
  10,000       LB-UBS Commercial Mortgage Trust             4.95          9/15/2030            8,607
   7,000       LB-UBS Commercial Mortgage Trust             5.34 (d)      9/15/2039            5,911
   7,000       Merrill Lynch Mortgage Trust                 5.62          7/12/2034            6,819
  10,000       Merrill Lynch Mortgage Trust                 5.02 (d)      7/12/2038            8,768
   2,000       Merrill Lynch Mortgage Trust                 5.38 (d)      1/12/2044              433
   5,000       Merrill Lynch Mortgage Trust                 6.27 (d)      2/12/2051            1,187
  12,550       Morgan Stanley Capital I, Inc.               4.59          4/14/2040           11,880

----------------------------------------------------------------------------------------------------
7  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  7,000       Morgan Stanley Capital I, Inc.               5.80% (d)     8/12/2041       $    6,094
   5,350       Morgan Stanley Capital I, Inc.               5.17          1/14/2042            4,746
  10,000       Morgan Stanley Capital I, Inc.               5.69          7/12/2044            8,518
   7,000       Morgan Stanley Capital I, Inc.               4.85          6/12/2047            6,121
  11,425       Morgan Stanley Capital I, Inc.               5.17 (d)     10/12/2052           10,124
   5,000       Morgan Stanley Capital I, Inc.               4.66          7/15/2056            4,512
   5,000       Timberstar Trust (a)                         5.88 (d)     10/15/2036            3,278
  10,000       Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042            8,689
   5,000       Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042            4,681
  10,500       Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042            9,264
  10,000       Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044            9,610
  10,350       Wachovia Bank Commercial Mortgage Trust      5.17 (d)     10/15/2044            9,437
                                                                                          ----------
                                                                                             305,015
                                                                                          ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
  27,750       Bear Stearns Commercial Mortgage
                     Securities, Inc., acquired
                     6/17/2004; cost $1,614(a),(g)          2.06          5/14/2016               30
  49,076       Greenwich Capital Commercial Funding
                     Corp., acquired 8/13/2003; cost
                     $2,773(a),(g)                          2.23          1/11/2035              614
  22,651       Wachovia Bank Commercial Mortgage Trust,
                     acquired 8/06/2003; cost
                     $1,145(a),(g)                          1.00          4/15/2035              425
                                                                                          ----------
                                                                                               1,069
                                                                                          ----------
               Total Financials                                                              306,084
                                                                                          ----------
               Total Commercial Mortgage Securities (cost: $361,190)                         306,084
                                                                                          ----------

               U.S. GOVERNMENT AGENCY ISSUES (20.6%)(H)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.3%)
  22,425       Fannie Mae (+)                               5.00          6/01/2033           23,178
  11,603       Fannie Mae (+)                               5.50          7/01/2021           12,095
  16,749       Fannie Mae (+)                               5.50          9/01/2035           17,400
   8,642       Fannie Mae (+)                               5.50         10/01/2035            8,978
  13,819       Fannie Mae (+)                               5.50          1/01/2036           14,356
  17,479       Fannie Mae (+)                               5.50          4/01/2036           18,158
  17,784       Fannie Mae (+)                               5.50          2/01/2037           18,453
  18,421       Fannie Mae (+)                               5.50          3/01/2037           19,107
  12,615       Fannie Mae (+)                               5.50         11/01/2037           13,086
  23,865       Fannie Mae (+)                               5.50          5/01/2038           24,753
  20,069       Fannie Mae (+)                               6.00          5/01/2036           21,021
  15,991       Fannie Mae (+)                               6.00          6/01/2036           16,750
  20,166       Fannie Mae (+)                               6.00          8/01/2037           21,107
   1,917       Fannie Mae (+)                               6.50          4/01/2031            2,056
      44       Fannie Mae (+)                               6.50          7/01/2031               47
   3,338       Fannie Mae (+)                               6.50          3/01/2032            3,577
      87       Fannie Mae (+)                               7.00         10/01/2022               94
      64       Fannie Mae (+)                               7.00          3/01/2023               69
     361       Fannie Mae (+)                               7.00          4/01/2023              391
   4,866       Freddie Mac (+)                              5.00          6/01/2020            5,048
  14,398       Freddie Mac (+)                              5.00          1/01/2021           14,937
  12,872       Freddie Mac (+)                              5.50         11/01/2020           13,406
   6,269       Freddie Mac (+)                              5.50         12/01/2020            6,529
   8,424       Freddie Mac (+)                              5.50         12/01/2035            8,735
  18,989       Freddie Mac (+)                              5.50          4/01/2036           19,671
  11,841       Government National Mortgage Assn. I         5.00          8/15/2033           12,311
     891       Government National Mortgage Assn. I         6.00          8/15/2028              938
     737       Government National Mortgage Assn. I         6.00          9/15/2028              776
   1,190       Government National Mortgage Assn. I         6.00          9/15/2028            1,253
   7,773       Government National Mortgage Assn. I         6.00          9/15/2028            8,149
   2,120       Government National Mortgage Assn. I         6.00         10/15/2028            2,231
   1,097       Government National Mortgage Assn. I         6.00          1/15/2029            1,156
     214       Government National Mortgage Assn. I         6.00          1/15/2029              225
   1,115       Government National Mortgage Assn. I         6.00          1/15/2029            1,174

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments  | 8

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  1,430       Government National Mortgage Assn. I         6.00%         1/15/2033       $    1,503
      31       Government National Mortgage Assn. I         6.50          6/15/2023               32
      71       Government National Mortgage Assn. I         6.50          7/15/2023               75
     476       Government National Mortgage Assn. I         6.50          7/15/2023              502
     258       Government National Mortgage Assn. I         6.50          9/15/2023              272
     512       Government National Mortgage Assn. I         6.50         10/15/2023              540
     376       Government National Mortgage Assn. I         6.50         10/15/2023              396
      71       Government National Mortgage Assn. I         6.50         10/15/2023               75
     525       Government National Mortgage Assn. I         6.50         12/15/2023              554
   1,056       Government National Mortgage Assn. I         6.50         12/15/2023            1,114
     303       Government National Mortgage Assn. I         6.50          1/15/2024              321
     461       Government National Mortgage Assn. I         6.50          2/15/2024              488
     238       Government National Mortgage Assn. I         6.50          4/15/2026              253
   1,292       Government National Mortgage Assn. I         6.50          5/15/2028            1,383
   2,975       Government National Mortgage Assn. I         6.50         10/15/2031            3,175
     180       Government National Mortgage Assn. I         7.00          5/15/2023              192
     126       Government National Mortgage Assn. I         7.00          5/15/2023              135
     145       Government National Mortgage Assn. I         7.00          5/15/2023              155
     146       Government National Mortgage Assn. I         7.00          5/15/2023              156
     294       Government National Mortgage Assn. I         7.00          6/15/2023              315
     278       Government National Mortgage Assn. I         7.00          6/15/2023              297
      80       Government National Mortgage Assn. I         7.00          6/15/2023               86
      88       Government National Mortgage Assn. I         7.00          8/15/2023               94
     140       Government National Mortgage Assn. I         7.00          8/15/2023              149
     818       Government National Mortgage Assn. I         7.00          8/15/2023              875
     447       Government National Mortgage Assn. I         7.00          8/15/2023              478
     231       Government National Mortgage Assn. I         7.00          9/15/2023              247
     115       Government National Mortgage Assn. I         7.00          1/15/2026              124
      33       Government National Mortgage Assn. I         7.00          3/15/2026               35
      39       Government National Mortgage Assn. I         7.00          3/15/2026               42
     809       Government National Mortgage Assn. I         7.00         10/15/2027              868
     673       Government National Mortgage Assn. I         7.00          6/15/2029              723
     487       Government National Mortgage Assn. I         7.00          6/15/2029              524
     314       Government National Mortgage Assn. I         7.00          7/15/2029              338
     663       Government National Mortgage Assn. I         7.00          8/15/2031              713
     427       Government National Mortgage Assn. I         7.00          7/15/2032              456
     607       Government National Mortgage Assn. I         7.50          7/15/2023              657
     237       Government National Mortgage Assn. I         7.50          6/15/2026              256
     543       Government National Mortgage Assn. I         7.50          6/15/2026              586
     546       Government National Mortgage Assn. I         7.50          7/15/2026              590
     342       Government National Mortgage Assn. I         7.50          5/15/2027              369
     530       Government National Mortgage Assn. I         7.50          2/15/2028              572
     506       Government National Mortgage Assn. I         7.50         12/15/2028              548
     395       Government National Mortgage Assn. I         7.50          8/15/2029              428
   3,454       Government National Mortgage Assn. II        5.50          4/20/2033            3,595
   3,367       Government National Mortgage Assn. II        6.00          8/20/2032            3,519
   2,306       Government National Mortgage Assn. II        6.00          9/20/2032            2,410
     923       Government National Mortgage Assn. II        6.50          8/20/2031              985
                                                                                          ----------
                                                                                             363,415
                                                                                          ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.3%)
   5,000       Bank of America Corp., FDIC TLGP             1.61 (d)      6/22/2012            5,056
   2,667       perforadora Centrale S.A. de C.V. "A,"
                     Title XI                               5.24         12/15/2018            2,800
   5,000       SunTrust Banks, Inc., FDIC TLGP              1.97 (d)     12/16/2010            5,064
  10,000       Totem Ocean Trailer Express, Inc., Title
                     XI                                     6.37          4/15/2028           11,463
                                                                                          ----------
                                                                                              24,383
                                                                                          ----------
               Total U.S. Government Agency Issues (cost: $369,305)                          387,798
                                                                                          ----------

               U.S. TREASURY SECURITIES (4.4%)

               INFLATION-INDEXED NOTES (4.4%)
  50,649       2.38%, 1/15/2025                                                               50,395

----------------------------------------------------------------------------------------------------
9  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$ 35,445       1.75%, 1/15/2028                                                           $   32,011
                                                                                          ----------
                                                                                              82,406
                                                                                          ----------
               Total U.S. Treasury Securities (cost: $85,217)                                 82,406
                                                                                          ----------

               MUNICIPAL BONDS (2.2%)
               APPROPRIATED DEBT (0.1%)
   2,625       New Jersey EDA                               5.18         11/01/2015            2,675
                                                                                          ----------
               CASINOS & GAMING (0.1%)
   5,000       Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021            2,546
                                                                                          ----------
               ELECTRIC/GAS UTILITIES (0.2%)
   2,795       North Carolina Eastern Municipal Power
                     Agency                                 5.55          1/01/2013            2,728
                                                                                          ----------
               ESCROWED BONDS (0.1%)
   1,000       New Jersey Turnpike Auth. (INS)(PRE)         4.25          1/01/2016            1,014
                                                                                          ----------
               GENERAL OBLIGATION (0.1%)
   2,200       Marin County (INS)                           4.89          8/01/2016            2,110
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.5%)
   9,500       Harris County                                5.68          3/01/2023            9,500
                                                                                          ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   2,000       New York Housing Finance Agency              5.18          9/15/2010            2,073
                                                                                          ----------
               TOLL ROADS (1.0%)
  19,000       New Jersey Turnpike Auth. (INS)              4.25          1/01/2016           18,280
                                                                                          ----------
               Total Municipal Bonds (cost: $44,120)                                          40,926
                                                                                          ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
----------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (3.9%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
  70,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (a)                                                                             3,839
                                                                                          ----------

               FINANCIALS (3.7%)
               -----------------
               REINSURANCE (0.1%)
   5,000       Swiss Re Capital I LP, 6.85%, perpetual  (a)                                    1,977
                                                                                          ----------
               REITS - INDUSTRIAL (0.6%)
 120,000       AMB Property Corp., 7.00%, cumulative redeemable, perpetual                     2,205
  18,000       AMB Property Corp., Series P,  6.85%, cumulative redeemable, perpetual            293
 344,500       Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual         9,269
                                                                                          ----------
                                                                                              11,767
                                                                                          ----------
               REITS - OFFICE (0.6%)
  51,050       Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
               redeemable, perpetual                                                             697
 614,000       Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual            8,197

----------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments  | 10

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                                                         VALUE
(000)          SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

 200,000       HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual   $    2,400
                                                                                          ----------
                                                                                              11,294
                                                                                          ----------
               REITS - RESIDENTIAL (1.0%)
 203,000       BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual         3,563
 142,500       Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                7,250
 250,000       Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual        8,037
                                                                                          ----------
                                                                                              18,850
                                                                                          ----------
               REITS - RETAIL (1.1%)
 200,000       Developers Diversified Realty Corp., Series I, 7.50%, cumulative
               redeemable, perpetual                                                           1,752
 415,000       Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                           6,562
 400,000       Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual           8,388
 201,500       Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                                3,166
                                                                                          ----------
                                                                                              19,868
                                                                                          ----------
               REITS - SPECIALIZED (0.3%)
 350,000       Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual         6,361
                                                                                          ----------
               Total Financials                                                               70,117
                                                                                          ----------

               U.S. GOVERNMENT (0.0%)
               ----------------------
  80,000       Fannie Mae, 8.25%, perpetual (h)                                                   71
                                                                                          ----------
               Total Preferred Securities (cost: $118,360)                                    74,027


PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (2.5%)

               COMMERCIAL PAPER (1.0%)

               ENERGY (0.5%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
$  8,960       FMC Technologies, Inc.(i)  (a)               0.75%         5/01/2009            8,960
                                                                                          ----------

               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
  10,000       Pacific Gas & Electric(i) (a)                0.75          5/04/2009            9,999
                                                                                          ----------
               Total Commercial Paper                                                         18,959
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (1.5%)

               MATERIALS (0.5%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
  10,000       Brazos River Harbor Navigation District      8.50          5/15/2033           10,000
                                                                                          ----------

               MUNICIPAL BONDS (1.0%)
               ----------------------
               GENERAL OBLIGATION (0.5%)
  10,000       Southern Ute Indian Tribe (a)                7.00          1/01/2027           10,000
                                                                                          ----------

----------------------------------------------------------------------------------------------------
11  |  USAA Income Fund

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               NURSING/CCRC (0.5%)
$  8,300       Langhorne Manor (LOC - Citizens Bank of
                     Pennsylvania)                          3.75%        10/01/2032       $    8,300
                                                                                          ----------
               Total Municipal Bonds                                                          18,300
                                                                                          ----------
               Total Variable-Rate Demand Notes                                               28,300
                                                                                          ----------
               Total Money Market
               Instruments
               (cost: $47,259)                                                                47,259
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $2,028,950)                                       $1,875,197
                                                                                          ==========

----------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments  | 12

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Fund Shares and, effective August 1, 2008, Income Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

--------------------------------------------------------------------------------
Notes to Portfolio of Investments  |  13

--------------------------------------------------------------------------------

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

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                                                          USAA Income Fund  | 14
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The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                     SECURITIES
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $103,059,000
Level 2 - Other Significant Observable Inputs                     1,772,138,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
TOTAL                                                            $1,875,197,000
-------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of April 30, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $4,995,000, all of which were when-issued securities.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities out on loan.

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Notes to Portfolio of Investments  |  15

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F. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $49,063,000 and $202,816,000, respectively, resulting in net unrealized depreciation of $153,753,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,887,124,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at April 30, 2009.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA               Economic Development Authority
FDIC TLGP         The FDIC Temporary Liquidity Guarantee Program provides a
                  guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

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                                                         USAA Income Fund  |  16

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PRE               Prerefunded to a date prior to maturity
REIT              Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings, Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At April 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2009.
(e) At April 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $5,018,000.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2009, was $1,069,000, which represented 0.1% of the Fund's net assets.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

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17  |  Notes to Portfolio of Investments

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(i)     Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*       Non-income-producing security.

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                                                         USAA Income Fund  |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.